Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate	Mar. 31, 2024	Sep. 30, 2023
Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate [Abstract]
Weighted-average remaining lease term (years)	2 years 8 months 12 days	2 years 5 months 12 days
Weighted-average discount rate	4.75%	4.75%